UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Institutional Investment Manger Filing this Report:
				Name: 			Mariner Value Strategies, LLC
				Address: 		4200 West 115th St.
       							Suite 100.
							Leawood, KS 66211
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the rreport is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913)647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			April 14, 2010

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information TAble Value Total:  $142,749 (in thousands)

FORM 13F INFORMATION TABLE
                                                                        Voting Authority
                                                                        --------------------------
                        Value   Shares/ Sh/     Put/    Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
-------------------------------------------     ----    ------- --------------------------------

ACCENTURCOM     g1151c10     268    6380SH              Sole                6380
ALLSTATECOM     02000210     854   26418SH              Sole               26418
AMERICANCOM     03042010     275   12630SH              Sole               12630
ANALOGICCOM     03265720    1589   37178SH              Sole               37178
AON CORPCOM     03738910    2859   66950SH              Sole               66950
APPLIED COM     03822210     502   37296SH              Sole               37296
ASPEN INCOM     g0538410     428   14850SH              Sole               14850
AUTODESKCOM     05276910     438   14920SH              Sole               14920
BARD C RCOM     06738310     278    3210SH              Sole                3210
BECKMAN COM     07581110     808   12869SH              Sole               12869
BECTON DCOM     07588710     377    4790SH              Sole                4790
BEST BUYCOM     08651610     385    9060SH              Sole                9060
CAMPBELLCOM     1.34E+08     395   11170SH              Sole               11170
CHUBB COCOM     1.71E+08    8368  161385SH              Sole              161385
CINTAS CCOM     1.73E+08    4310  153370SH              Sole              153370
CONAGRA COM     2.06E+08     284   11320SH              Sole               11320
DEAN FOOCOM     2.42E+08     873   55670SH              Sole               55670
DIEBOLD COM     2.54E+08    5991  188630SH              Sole              188630
EOG RES COM     26875p10     242    2600SH              Sole                2600
EQT CORPCOM     26884l10    7073  172510SH              Sole              172510
EXXON MOCOM     30231g10    2856   42640SH              Sole               42640
GENERAL COM      3.7E+08     384    5430SH              Sole                5430
GENUINE COM     3.72E+08     397    9398SH              Sole                9398
GRAHAM PCOM     3.85E+08     941   75000SH              Sole               75000
GRANITE COM     3.87E+08    3464  114620SH              Sole              114620
GREAT PLCOM     3.91E+08    9113  490760SH              Sole              490760
HCC INS COM     4.04E+08     384   13910SH              Sole               13910
HEARTLANCOM     4.22E+08     264   15970SH              Sole               15970
HEINZ H COM     4.23E+08    5067  111100SH              Sole              111100
HONEYWELCOM     4.39E+08     579   12788SH              Sole               12788
HORMEL FCOM      4.4E+08     852   20270SH              Sole               20270
HUBBELL COM     4.44E+08     259    5140SH              Sole                5140
HUDSON CCOM     4.44E+08    5770  407230SH              Sole              407230
INTEL COCOM     4.58E+08    3581  160655SH              Sole              160655
INTERNATCOM      4.6E+08    4155   87160SH              Sole               87160
INTERNATCOM      4.6E+08     343   13313SH              Sole               13313
ITT CORPCOM     4.51E+08     820   15290SH              Sole               15290
JOHNSON COM     4.78E+08    8727  133845SH              Sole              133845
KAYDON CCOM     4.87E+08    3017   80234SH              Sole               80234
KIMBERLYCOM     4.94E+08   10859  172687SH              Sole              172687
LOWES COCOM     5.49E+08    6412  264510SH              Sole              264510
MARSH & COM     5.72E+08    1010   41358SH              Sole               41358
MCGRAW HCOM     5.81E+08     296    8310SH              Sole                8310
MERCK & COM     58933y10    1285   34400SH              Sole               34400
MOLEX INCOM     6.09E+08     358   17152SH              Sole               17152
MORGAN SCOM     6.17E+08     255    8690SH              Sole                8690
MUELLER COM     6.25E+08     205   42790SH              Sole               42790
MURPHY OCOM     6.27E+08     221    3936SH              Sole                3936
NEWALLIACOM      6.5E+08     262   20760SH              Sole               20760
NORFOLK COM     6.56E+08     272    4860SH              Sole                4860
NORTHROPCOM     6.67E+08     491    7488SH              Sole                7488
PATTERSOCOM     7.03E+08    2914   93855SH              Sole               93855
PEOPLES COM     7.13E+08    1039   66507SH              Sole               66507
POLARIS COM     7.31E+08     324    6328SH              Sole                6328
PORTLANDCOM     7.37E+08    8400  434998SH              Sole              434998
ROCKWELLCOM     7.74E+08     444    7093SH              Sole                7093
SOUTHWESCOM     8.45E+08     414   10160SH              Sole               10160
STERIS CCOM     8.59E+08    2214   65770SH              Sole               65770
STRYKER COM     8.64E+08    2216   38735SH              Sole               38735
SYNOPSYSCOM     8.72E+08    3381  151140SH              Sole              151140
TEXAS INCOM     8.83E+08     345   14101SH              Sole               14101
UNION PACOM     9.08E+08     276    3770SH              Sole                3770
VULCAN MCOM     9.29E+08     556   11780SH              Sole               11780
WESTAR ECOM     95709t10    6420  287885SH              Sole              287885
WGL HLDGCOM     92924f10     683   19720SH              Sole               19720
XILINX ICOM     9.84E+08    3218  126190SH              Sole              126190
RAYONIERRE      7.55E+08     411    9050SH              Sole                9050